Investment Objectives and Goals	Feb. 28, 2026
Diamond Hill Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Diamond Hill Small Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Diamond Hill Small Cap Fund (the “Fund” or the “Small Cap Fund”) is to provide long-term capital appreciation.
Diamond Hill Small-Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Diamond Hill Small-Mid Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Diamond Hill Small-Mid Cap Fund (the “Fund” or the “Small-Mid Cap”) is to provide long-term capital appreciation.
Diamond Hill Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Diamond Hill Mid Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Diamond Hill Mid Cap Fund (the “Fund” or the “Mid Cap Fund”) is to provide long-term capital appreciation.
Diamond Hill Large Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Diamond Hill Large Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Diamond Hill Large Cap Fund (the “Fund” or the “Large Cap Fund”) is to provide long-term capital appreciation.
Diamond Hill Select Fund
Prospectus [Line Items]
Risk/Return [Heading]	Diamond Hill Select Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Diamond Hill Select Fund (the “Fund” or the “Select Fund”) is to provide long-term capital appreciation.
Diamond Hill Long-Short Fund
Prospectus [Line Items]
Risk/Return [Heading]	Diamond Hill Long-Short Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Diamond Hill Long-Short Fund (the “Fund” or the “Long-Short Fund”) is to provide long-term capital appreciation.
Diamond Hill International Fund
Prospectus [Line Items]
Risk/Return [Heading]	Diamond Hill International Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Diamond Hill International Fund (the “Fund” or the “International Fund”) is to provide long-term capital appreciation.
Diamond Hill Short Duration Securitized Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Diamond Hill Short Duration Securitized Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Diamond Hill Short Duration Securitized Bond Fund (the “Fund” or the “Short Duration Securitized Bond Fund”) is to maximize total return consistent with the preservation of capital.

Diamond Hill Securitized Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	Diamond Hill Securitized Total Return Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Diamond Hill Securitized Total Return Fund (the “Fund” or the “Securitized Total Return Fund”) is to maximize total return consistent with the preservation of capital.
Diamond Hill Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Diamond Hill Core Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Diamond Hill Core Bond Fund (the “Fund” or the “Core Bond Fund”) is to maximize total return consistent with the preservation of capital.
Diamond Hill Core Plus Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Diamond Hill Core Plus Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Diamond Hill Core Plus Bond Fund (the “Fund” or the “Core Plus Bond Fund”) is to maximize total return consistent with the preservation of capital.
Diamond Hill Large Cap Concentrated ETF
Prospectus [Line Items]
Risk/Return [Heading]	Diamond Hill Large Cap Concentrated ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Diamond Hill Large Cap Concentrated ETF (formerly known as the Diamond Hill Large Cap Concentrated Fund) is to provide long-term capital appreciation.